[Photo]

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND     ANNUAL REPORT
--------------------------------------------------------------------------------
JUNE 30, 2001

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER,

The fiscal year ended June 30, 2001 was a roller coaster ride for both the economy and fixed-income investors. Last summer and into the fall, warnings of an economic slowdown became reality as economic growth slowed and then stalled. The manufacturing sector was the first to feel this pain as businesses were the first to curb spending. During the latter half of 2000, the Federal Reserve (the
Fed) maintained its 6.5% federal funds rate, but bond and money market yields declined as investors poured money into the relative safety of these sectors.

During the second half of the fiscal year, the Fed's rapid-fire rate cutting dominated fixed-income markets. A surprise half-point rate cut on January 3 began a string of six rate cuts in six months, totaling 2.75 percentage points, as the Fed tried to pump new life into a stalled economy. Early in 2001, manufacturing orders continued to decline while consumer spending grew at a slower rate. With signs of an economic recovery increasing despite mixed economic signals toward period-end, the Fed's last quarter-point rate cut lowered the federal funds rate to 3.75%, its lowest level since 1994.

Liberty Money Market Fund performed well during the fiscal year. This report will give you more detailed information about its performance and strategies.

Thank you for choosing Liberty Money Market Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

[/s/ Stephen E. Gibson]
-------------------------------
Stephen E. Gibson

President


-------------------------------
Not FDIC      May Lose Value
              -----------------
Insured       No Bank Guarantee
-------------------------------

Past performance cannot predict future investment results. Since economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue to come to pass.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

FUND PERFORMANCE SLIGHTLY BETTER THAN PEER GROUP.

We are pleased to report that Liberty Money Market Fund delivered a total return of 5.34% during the fiscal year ended June 30, 2001. The fund's return slightly exceeded its peer group, the Lipper Money Market Funds Average, which recorded a 5.25% average total return for the same period.(1)

AVERAGE MATURITIES LENGTHEN DRAMATICALLY AS THE FUND LOCKS IN
FAVORABLE RATES.

The policy of the Federal Reserve Board was the dominant factor behind the performance of money markets during the fiscal year. Maintaining a wait-and-see posture during the first half of the fiscal year, the Fed kept its federal funds target rate unchanged as inflationary pressures tipped the economy into a slowdown. In late 2000, short-term money market yields began to decline in anticipation of interest rate cuts to come, and the yield curve inverted, meaning shorter-term debt yielded more than longer term securities. We ended 2000 with an average maturity of the fund at 26 days to take advantage of this anomaly. Then, rate cuts began early in January and continued through June and the yield curve flattened, prompting us to raise the average maturity of the fund to 35 days to lock in higher yields, especially toward the end of the fiscal year. The yield curve remained flat at period-end, with the difference between 30-day and one-year debt just 0.2 percentage points.

MAKEUP OF FUND CHANGES IN RESPONSE TO INTEREST RATE ENVIRONMENT.

Each rate cut by the Fed prompted anticipation of further rate decreases in the future. In light of this, we bought federal agency securities, including debt from the Federal Home Loan Mortgage Corporation (Freddie Mac) from March to June, jumping the percentage of this sector in the fund from zero to 12.5% of net assets. These securities, ranging in maturity from six months to one year, added liquidity and rate protection to the fund. At the same time, our percentage of the fund's assets in certificates of deposit shrunk from 7.6% to zero, as unfavorable rates here and abroad led us to look for short-term debt in other areas. We also sold the fund's floaters -- variable rate debt issued by corporations -- to reduce this percentage of the fund's assets from 4.2% to zero. As domestic economic conditions remained stagnant, we were also attracted to letters of credit issued by European companies.

(1) Lipper Inc. a widely respected data provider in the industry, calculates total returns for mutual funds with investment objectives similar to those of the fund.


DISTRIBUTIONS DECLARED PER SHARE 7/1/00-6/30/01

Class A                       $0.052
------------------------------------
Class B                       $0.042
------------------------------------
Class C                       $0.048
------------------------------------

7-DAY YIELDS ON 6/30/01(2)

Class A                        3.28%
------------------------------------
Class B                        2.25%
------------------------------------
Class C                        2.85%
------------------------------------

30-DAY YIELDS ON 6/30/01(2)

Class A                        3.54%
------------------------------------
Class B                        2.53%
------------------------------------
Class C                        3.13%
------------------------------------

(2) If the advisor or its affiliates had not waived certain fund expenses, the 7-day and 30-day yields would have been 2.48% and 2.74% for class A shares, 1.45% and 1.73% for class B shares and 2.15% and 2.33% for class C shares.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT (CONTINUED)
--------------------------------------------------------------------------------

FED EASING MAY BE NEARING AN END.

We believe that the cycle of rate cuts is nearing an end, with the chance that one more cut of a quarter to one half percent may end the Fed's easing. We intend to lengthen the fund's average maturity slightly if we have the opportunity to find more attractive one-year debt. Although we expect the yield curve to remain fairly flat until the Fed signals the end of rate cuts, we believe that the yield curve will steepen slightly once rates have stabilized.

  /s/ Jane M. Naeseth
----------------------------
  Jane M. Naeseth

Jane M. Naeseth, senior vice president of the advisor, has managed Liberty Money Market Fund since 1998.

PORTFOLIO BREAKDOWN(2) AS OF 6/30/01
-------------------------------------
Commercial Paper..............  74.8%
Corporate Notes...............   4.8%
Federal Agencies..............  12.5%
Letter of Credit..............   7.9%

PORTFOLIO MATURITY(2) AS OF 6/30/01
-------------------------------------
0-4 days........................   9%
5-14 days.......................  28%
15-29 days......................  48%
30-59 days......................   5%
60+ days........................  10%

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

(2) Portfolio breakdown and maturity weightings are unaudited and are calculated as a percentage of total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the Portfolio will continue to hold or invest in these securities in the future. On March 2, 1998, the fund became a feeder fund for the SR&F Cash Reserves Portfolio, a money market fund managed by Stein Roe & Farnham, Incorporated. Prior to this transition, approximately two-thirds of the portfolio holdings represented a selection of short-term US government agency securities. The Fund no longer invests primarily in U.S. government securities, but rather in the Portfolio, which has flexibility to search for the highest relative yield among a variety of money market instruments.

    The fund pursues its objective by investing all of its assets in SR&F Cash Reserves Portfolio as part of a master fund/feeder fund structure.

    Past performance cannot predict future results.

    An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO -- SR&F CASH RESERVES PORTFOLIO
--------------------------------------------------------------------------------
June 30, 2001

COMMERCIAL             INTEREST   MATURITY
PAPER - 82.5%          RATE (a)     DATE         PAR          VALUE
-----------------------------------------------------------------------
American Home
  Products              4.009%    07/02/01   $ 8,000,000   $  7,998,222
American Home
  Products              3.973%    08/03/01    25,000,000     24,906,736
Asset Securitization
  Corp.                 3.660%    07/25/01    25,000,000     24,936,632
Baxter International
  (b)                   3.723%    08/20/01    10,000,000      9,947,583
Cofco Capital LOC       3.832%    07/18/01    30,000,000     29,942,700
Corp. Andina De
  Fomento LOC           3.812%    07/19/01    24,000,000     23,951,867
Corporate Asset
  Funding (b)           3.972%    07/24/01    34,167,000     34,077,255
Countrywide Home
  Loans                 3.950%    07/02/01    33,000,000     32,992,758
Falcon Asset
  Securitization (b)    3.917%    07/17/01    34,000,000     33,937,383
Fountain Square         3.708%    07/17/01    15,000,000     14,973,792
General Dynamics        4.025%    07/11/01    33,000,000     32,959,566
Jupiter
  Securitization (b)    3.862%    07/18/01    33,000,000     32,936,475
Phillip Morris
  Company               4.758%    07/20/01    35,000,000     34,908,611
Preferred Receivables
  Funding (b)           3.710%    07/23/01    18,500,000     18,456,268
Preferred Receivables
  Funding (b)           3.764%    07/27/01    10,000,000      9,971,875
Receivables Capital
  (b)                   3.984%    07/09/01    33,000,000     32,967,248
7-Eleven                4.032%    07/24/01    15,550,000     15,508,533
Superior Funding (b)    4.020%    07/05/01    34,000,000     33,981,111
Thames Asset Global
  (b)                   3.785%    09/28/01    33,000,000     32,690,625
UBS Financial           4.140%    07/02/01    27,600,000     27,593,652
Verizon Network
  Funding               3.765%    07/26/01    33,000,000     32,910,625
Windmill Funding (b)    3.819%    07/12/01    25,000,000     24,968,250
                                                           ------------
TOTAL COMMERCIAL PAPER
  (cost of $567,517,767)                                    567,517,767
                                                           ------------

                       INTEREST   MATURITY
                       RATE (a)     DATE         PAR          VALUE
-----------------------------------------------------------------------
CORPORATE NOTES - 4.8%
Special Purpose
  Accounts Receivable
  (b)                   4.021%    07/10/01   $33,000,000   $ 32,963,333
                                                           ------------
  (cost of $32,963,333)
GOVERNMENT OBLIGATIONS - 12.5%
Fed Home Loan Bank
  Discount Note         5.190%    07/06/01    41,000,000     40,965,423
Fed Home Loan Bank
  Discount Note         4.020%    06/28/02    25,000,000     25,000,000
Fed Home Loan
  Mortgage Co.
  Discount Note         3.982%    12/14/01    20,000,000     19,639,095
                                                           ------------
TOTAL GOVERNMENT OBLIGATIONS
  (cost of $85,604,518)                                      85,604,518
                                                           ------------
TOTAL INVESTMENTS
  (cost of $686,085,618) (c)                                686,085,618
                                                           ------------
OTHER ASSETS & LIABILITIES, NET - 0.2%                        1,356,010
                                                           ------------
NET ASSETS - 100.0%                                        $687,441,628
                                                           ============

NOTES TO INVESTMENT PORTFOLIO:

(a) The interest rate is the effective rate at the date of purchase except for variable rate notes, for which the interest rate represents the current rate as of the most recent reset date.

(b) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $296,897,406, which represents 43.2% of net assets.

(c) Cost for federal income tax purposes is the same.

  ACRONYM        NAME
  -------        ----
    LOC    Letter of Credit

See notes to financial statements.

--------------------------------------------------------------------------------
SR&F CASH RESERVES PORTFOLIO
--------------------------------------------------------------------------------
June 30, 2001

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------

ASSETS
Investments, at value (cost $686,085,618)       $686,085,618
Cash                                               1,420,369
Receivable for:
  Interest                                            82,019
                                                ------------
  Total Assets                                   687,588,006
                                                ------------
LIABILITIES
Payable for:
  Management fee                                     139,793
  Bookkeeping fee                                      3,438
  Transfer agent fee                                     501
  Custody fee                                             50
Other liabilities                                      2,596
                                                ------------
  Total Liabilities                                  146,378
                                                ------------
NET ASSETS APPLICABLE TO INVESTORS'
  BENEFICIAL INTEREST                           $687,441,628
                                                ============

STATEMENT OF OPERATIONS
-------------------------------------------------------------
For the Year Ended June 30, 2001

INVESTMENT INCOME
Interest income                                  $47,306,658
EXPENSES
Management fee                      $1,897,173
Bookkeeping fee                         43,441
Transfer agent fee                      12,018
Trustees' fee                           14,565
Custody fee                             70,404
Other expenses                          72,765
                                    ----------
Total Expenses                       2,110,366
Custody credits earned                 (69,634)
                                    ----------
Net Expenses                                       2,040,732
                                                 -----------
  Net Investment Income                          $45,265,926
                                                 ===========

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------

                                        YEAR ENDED        YEAR ENDED
                                          JUNE 30,          JUNE 30,
INCREASE (DECREASE) IN NET ASSETS             2001              2000
--------------------------------------------------   ---------------
OPERATIONS:
Net investment income              $    45,265,926   $    45,166,812
Net realized loss on investments                --            (2,073)
                                   ---------------   ---------------
  Net Increase resulting from
    Operations                          45,265,926        45,164,739
                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS'
BENEFICIAL INTEREST:
Contributions                        2,646,184,636     3,386,150,895
Withdrawals                         (2,792,772,318)   (3,415,013,141)
                                   ---------------   ---------------
  Net Decrease from Transactions
    in Investors'
    Beneficial Interest               (146,587,682)      (28,862,246)
                                   ---------------   ---------------
  Net Increase (Decrease) in Net
    Assets                            (101,321,756)       16,302,493
NET ASSETS
Beginning of period                    788,763,384       772,460,891
                                   ---------------   ---------------
End of period                      $   687,441,628   $   788,763,384
                                   ===============   ===============

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------

                                                          PERIOD
                                                           ENDED
                               YEAR ENDED JUNE 30,      JUNE 30,
                              2001    2000    1999      1998 (a)
----------------------------------    ----    ----      --------
RATIOS TO AVERAGE NET ASSETS
Expenses                      0.26%   0.25%   0.25%     0.26%(b)
Net investment income         5.75%   5.52%   4.83%     5.45%(b)

(a) From commencement of operations on March 2, 1998.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
SR&F CASH RESERVES PORTFOLIO -- NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2001

NOTE 1. ORGANIZATION OF THE SR&F CASH RESERVES PORTFOLIO

SR&F Cash Reserves Portfolio (the "Portfolio") is a separate series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The investment objective of the Portfolio is to seek maximum current income consistent with capital preservation and maintenance of liquidity.

The Portfolio commenced operations on March 2, 1998. At commencement, Stein Roe Cash Reserves Fund and Liberty Money Market Fund contributed $493,224,000 and $187,537,000, respectively, in securities and other assets in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses and net realized gains and losses to each investor on a daily basis, based on a method approved by the Internal Revenue Service. At June 30, 2001, Stein Roe Cash Reserves Fund and Liberty Money Market Fund owned 59.5% and 40.5%, respectively, of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

The Portfolio is permitted to invest in repurchase agreements involving securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. The Portfolio requires issuers of repurchase agreements to transfer the securities underlying those agreements to the Portfolio's custodian at the time of payment.

SECURITY VALUATIONS:

The Portfolio utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing a security initially at cost and, thereafter assuming a constant amortization to maturity of any discount or premium. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on a method approved by the Internal Revenue Service.

NOTE 3. PORTFOLIO COMPOSITION

Under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities of issuers in the financial services industry (which includes, but is not limited to, banks, consumer and business credit institutions, and other financial services companies).

NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE:

The Portfolio pays monthly management fees to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment Advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25% of the first $500 million of average daily net assets, and 0.225% thereafter.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25,000 annually plus 0.0025% of the Portfolio's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a fixed fee of $6,000 annually.

OTHER:

Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust, who is affiliated with the Advisor.

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

June 30, 2001

ASSETS
Investments in Portfolio, at
  value                                         $278,649,898
Receivable for:
  Fund shares sold                                 3,277,248
Other assets                                          13,359
                                                ------------
  Total Assets                                   281,940,505
LIABILITIES
Payable to custodian bank                             72,922
Payable for:
  Fund shares repurchased                          1,008,710
  Distributions                                       72,562
  Administration fee                                  13,562
  Service fee -- Class B                                  13
  Service fee -- Class C                                 166
  Distribution fee -- Class C                             48
  Transfer agent fee                                  51,241
  Bookkeeping fee                                      5,907
  Custody fee                                          1,817
  Other liabilities                                    2,780
                                                ------------
  Total Liabilities                                1,229,728
                                                ------------
NET ASSETS                                      $280,710,777
                                                ============
COMPOSITION OF NET ASSETS
Paid in capital                                 $280,729,058
Overdistributed net investment income                (14,592)
Accumulated net realized loss                         (3,689)
                                                ------------
NET ASSETS                                      $280,710,777
                                                ============
Net asset value and redemption
  price per share -- Class A
  ($189,821,899/189,799,436)                    $       1.00(a)
                                                ============
Net asset value and offering
  price per share -- Class B
  ($80,879,226/80,945,339)                      $       1.00(a)
                                                ============
Net asset value and offering
  price per share -- Class C
  ($10,009,652/10,014,140)                      $       1.00(a)
                                                ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended June 30, 2001

INVESTMENT INCOME
Interest income allocated from
  Portfolio                                      $17,502,922
EXPENSES
Expenses allocated from Portfolio   $  757,740
Administration fee                     726,438
Service fee -- Class B                 174,040
Service fee -- Class C                  18,411
Distribution fee -- Class B            522,120
Distribution fee -- Class C             55,191
Transfer agent fee                     861,028
Bookkeeping fee                         74,072
Custody fee                             19,740
Other expenses                         163,070
                                    ----------
  Total Expenses                     3,371,850
  Fees waived by the
    Administrator                     (552,046)
  Fees waived by the
    Distributor -- Class C             (44,145)
                                    ----------
  Net Expenses                                     2,775,659
                                                 -----------
  Net Investment Income                          $14,727,263
                                                 -----------

See notes to financial statements.

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND -- STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               YEAR ENDED        YEAR ENDED
                                JUNE 30,          JUNE 30,
INCREASE (DECREASE)          ---------------   ---------------
IN NET ASSETS                     2001              2000
--------------------------------------------------------------
OPERATIONS:
Net investment income        $    14,727,263   $    13,710,550
Net gain (loss) on
  investments allocated
  from Portfolio                          --              (938)
                              --------------    --------------
  Net Increase from
    Operations                    14,727,263        13,709,612
                              --------------    --------------
DISTRIBUTION TO
  SHAREHOLDERS:
From net investment
  income -- Class A              (11,442,545)       (9,825,954)
From net investment
  income -- Class B               (2,941,345)       (3,755,043)
From net investment
  income -- Class C                 (337,341)         (170,276)
                              --------------    --------------
  Total Distribution to
    Shareholders                 (14,721,231)      (13,751,273)
                              --------------    --------------
SHARE TRANSACTIONS:
Subscriptions -- Class A       2,464,044,192     2,794,677,430
Distributions reinvested --
  Class A                          8,756,600         7,767,459
Redemptions -- Class A        (2,461,670,240)   (2,781,571,639)
                              --------------    --------------
  Net Increase -- Class A         11,130,552        20,873,250
                              --------------    --------------
Subscriptions -- Class B         152,900,737       194,294,441
Distributions reinvested --
  Class B                          2,522,883         3,150,385
Redemptions -- Class B          (143,751,857)     (221,996,872)
                              --------------    --------------
  Net Increase
    (Decrease) -- Class B         11,671,763       (24,552,046)
                              --------------    --------------
Subscriptions -- Class C          89,495,212        15,151,292
Distributions reinvested --
  Class C                            238,671           138,661
Redemptions -- Class C           (83,673,462)      (13,532,118)
                              --------------    --------------
  Net Increase -- Class C          6,060,421         1,757,835
                              --------------    --------------
  Net Increase (Decrease)
    from Share Transactions       28,862,736        (1,920,961)
                              --------------    --------------
  Total Increase (Decrease)
    in Net Assets                 28,868,768        (1,962,622)
NET ASSETS
Beginning of period              251,842,009       253,804,631
                              --------------    --------------
End of period (including
  overdistributed net
  investment income of
  ($14,592) and ($33,756),
  respectively)              $   280,710,777   $   251,842,009
                              --------------    --------------

                               YEAR ENDED        YEAR ENDED
                                JUNE 30,          JUNE 30,
                             ---------------   ---------------
                                  2001              2000
--------------------------------------------------------------
CHANGES IN SHARES OF
  BENEFICIAL INTEREST:
Subscriptions -- Class A       2,464,030,619     2,794,677,430
Issued for distributions
  reinvested -- Class A            8,756,600         7,767,459
Redemptions -- Class A        (2,461,651,696)   (2,781,571,639)
                              --------------    --------------
  Net Increase -- Class A         11,135,523        20,873,250
                              --------------    --------------
Subscriptions -- Class B         152,900,737       194,294,441
Issued for distributions
  reinvested -- Class B            2,522,883         3,150,385
Redemptions -- Class B          (143,744,457)     (221,996,872)
                              --------------    --------------
  Net Increase
    (Decrease) -- Class B         11,679,163       (24,552,046)
                              --------------    --------------
Subscriptions -- Class C          89,495,212        15,151,292
Issued for distributions
  reinvested -- Class C              238,671           138,661
Redemptions -- Class C           (83,671,962)      (13,532,118)
                              --------------    --------------
  Net Increase -- Class C          6,061,921         1,757,835
                              --------------    --------------
  Total Increase (Decrease)
    in Shares of Beneficial
    Interest                      28,876,607        (1,920,961)
                              --------------    --------------

See notes to financial statements.

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND -- NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2001

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Money Market Fund (the "Fund"), a series of Liberty Funds Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Cash Reserves Portfolio (the "Portfolio"), a Massachusetts common trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (40.5% at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C shares, all of which are sold at net asset value. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a continuing service and distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

The Fund attempts to maintain a per-share net asset value of $1.00, which management believes will be possible under most conditions.

In the event that a deviation of 0.50% or more exists between the Fund's $1.00 per-share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, the Board of Trustees would consider what action, if any, should be taken.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The following reclassifications have been made to the financial statements:

      INCREASE (DECREASE)
--------------------------------
                 OVERDISTRIBUTED
                 NET INVESTMENT
PAID IN CAPITAL      INCOME
--------------------------------
$(13,132)            $13,132

These differences are primarily due to market adjustments. Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

CAPITAL LOSS CARRYFORWARDS:

At June 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                    CAPITAL LOSS
YEAR OF EXPIRATION  CARRYFORWARD
--------------------------------
2003                   $1,327
2007                    1,424
2008                      583
2009                      355

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator") provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets. The Administrator has voluntarily agreed to waive a portion of the administration fee so that it does not exceed 0.06% annually.

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND -- NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
June 30, 2001

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $18,000 annually plus 0.0233% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc., (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a fee of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc., (the "Distributor"), a subsidiary of the Administrator, is the Fund's principal underwriter. For the year ended June 30, 2001, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $406,328, $594,638 and $54,441 on Class A, Class B, and Class C shares redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3:

OTHER RELATED PARTY TRANSACTIONS

At June 30, 2001, Liberty Funds Distributions, Inc. owned 7.9% of the Fund's shares outstanding.

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                   YEAR ENDED JUNE 30, 2001
                                                              ----------------------------------
                                                              CLASS A       CLASS B      CLASS C
------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $  1.000      $ 1.000      $ 1.000
                                                              --------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                        0.052        0.042        0.048
                                                              --------      -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.052)      (0.042)      (0.048)
                                                              --------      -------      -------
NET ASSET VALUE -- END OF PERIOD                              $  1.000      $ 1.000      $ 1.000
                                                              ========      =======      =======
Total return (b)(c)                                               5.34%        4.31%        4.93%
                                                              ========      =======      =======
RATIOS TO AVERAGE NET ASSETS
Expenses (a)                                                      0.70%        1.70%        1.10%
Net investment income (a)                                         5.31%        4.31%        4.91%
Waiver/reimbursement                                              0.19%        0.19%        0.79%
Net assets at end of period (000)                             $189,822      $80,879      $10,010

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Cash Reserves Portfolio.
(b) Total return at net asset value assuming all distributions reinvested and no deferred sales charge.
(c) Had the Administrator and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND -- FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                                                            YEAR ENDED JUNE 30,
                                                 --------------------------------------------------------------------------
                                                                2000                                    1999
                                                 --------------------------------------------------------------------------
                                                 CLASS A       CLASS B      CLASS C      CLASS A       CLASS B      CLASS C
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD           $  1.000      $ 1.000      $ 1.000      $  1.000      $ 1.000      $ 1.000
                                                 --------      -------      -------      --------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                           0.052        0.041        0.048         0.046        0.036        0.042
                                                 --------      -------      -------      --------      -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.052)      (0.041)      (0.048)       (0.046)      (0.036)      (0.042)
                                                 --------      -------      -------      --------      -------      -------
NET ASSET VALUE -- END OF PERIOD                 $  1.000      $ 1.000      $ 1.000      $  1.000      $ 1.000      $ 1.000
                                                 ========      =======      =======      ========      =======      =======
Total return (b)(c)                                  5.26%        3.99%        4.71%         4.70%        3.68%        4.30%
                                                 ========      =======      =======      ========      =======      =======
RATIOS TO AVERAGE NET ASSETS
Expenses (a)(d)                                     0.65%        1.65%        1.05%         0.68%        1.68%        1.08%
Net investment income (a)(d)                        5.13%        4.13%        4.73%         4.61%        3.61%        4.21%
Waiver/reimbursement                                0.19%        0.19%        0.79%         0.19%        0.19%        0.79%
Net assets at end of period (000)                $178,678      $69,214      $ 3,950      $157,790      $93,821      $ 2,194

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Cash Reserves Portfolio.
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND -- FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                                                  YEAR ENDED JUNE 30, 1998 (a)(b)
                                                              ----------------------------------------
                                                              CLASS A          CLASS B         CLASS C
------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $  1.000         $ 1.000         $ 1.000
                                                              --------         -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                        0.041           0.032           0.037
                                                              --------         -------         -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.041)         (0.032)         (0.037)
                                                              --------         -------         -------
NET ASSET VALUE -- END OF PERIOD                              $  1.000         $ 1.000         $ 1.000
                                                              ========         =======         =======
Total return (d)(e)(f)                                            4.17%           3.28%           3.81%
                                                              ========         =======         =======
RATIOS TO AVERAGE NET ASSETS
Expenses (c)(g)(h)                                                0.69%           1.69%           1.09%
Net investment income (c)(g)(h)                                   4.93%           3.93%           4.53%
Waiver/reimbursement (h)                                          0.19%           0.19%           0.79%
Net assets at end of period (000)                             $128,658         $61,811         $ 3,304

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
(b)  Effective March 2, 1998, SR&F became the investment Advisor of the Fund.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)  Not annualized.
(f) Had the Administrator and Distributor not waived a portion of the expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)  Annualized.

Selected data for a share of each class outstanding throughout each period is as follows:

                                                                      YEAR ENDED AUGUST 31,
                                                              --------------------------------------
                                                                             1997
                                                              --------------------------------------
                                                              CLASS A       CLASS B      CLASS C (a)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $  1.000      $ 1.000        $ 1.000
                                                              --------      -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            0.048        0.038          0.039
                                                              --------      -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.048)      (0.038)        (0.039)
                                                              --------      -------        -------
NET ASSET VALUE -- END OF PERIOD                              $  1.000      $ 1.000        $ 1.000
                                                              ========      =======        =======
Total return (b)                                                  4.90%        3.82%          3.97%
                                                              ========      =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                                      0.72%        1.72%          1.64%
Net investment income (c)                                         4.73%        3.73%          3.81%
Net assets at end of period (000)                             $144,076      $70,242        $ 2,904

(a)  Effective July 1, 1997, Class D shares were redesignated to Class C shares.
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS, HOLDERS OF INVESTORS' BENEFICIAL INTERESTS AND BOARD OF TRUSTEES OF LIBERTY FUNDS TRUST II AND SR&F BASE TRUST

LIBERTY MONEY MARKET FUND
SR&F CASH RESERVES PORTFOLIO

We have audited the accompanying statement of assets and liabilities of Liberty Money Market Fund (a series of Liberty Funds Trust II), as of June 30, 2001, and the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F Cash Reserves Portfolio (a series of SR&F Base Trust) as of June 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended June 30, 1999 for the Liberty Money Market Fund were audited by other auditors whose report dated August 11, 1999 expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of Liberty Funds Trust II and SR&F Base Trust at June 30, 2001, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                     /s/ Ernst & Young

Boston, Massachusetts
August 22, 2001

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

Trustees & Transfer Agent

--------------------------------------------------------------------------------
DOUGLAS A. HACKER
Executive Vice President and Chief
Financial Officer of UAL, Inc. (formerly
Senior Vice President and Chief
Financial Officer of UAL, Inc.)


JANET LANGFORD KELLY
Executive Vice President-Corporate
Development and Administration,
General Counsel and Secretary, Kellogg
Company (formerly Senior Vice
President, Secretary and General
Counsel, Sara Lee Corporation)


RICHARD W. LOWRY
Private Investor (formerly Chairman and
Chief Executive Officer, U.S. Plywood
Corporation)


SALVATORE MACERA
Private Investor (formerly Executive Vice
President and Director of Itek Corp.)


WILLIAM E. MAYER
Managing Partner, Park Avenue Equity
Partners (formerly Founding Partner,
Development Capital LLC; Dean and
Professor, College of Business and
Management, University of Maryland)


CHARLES R. NELSON
Van Voorhis Professor, Department of
Economics, University of Washington;
consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of
Faculties, Boston College (formerly
Dean, Boston College School of
Management)


JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds,
Liberty Financial Companies, Inc.;
Executive Vice President and Director of
Colonial Management Associates, Inc.
and Stein Roe & Farnham Incorporated;
Executive Vice President and Chief
Administrative Officer of Liberty Funds
Group LLC (formerly Vice President of
Liberty Mutual Funds, Stein Roe
Mutual Funds and All-Star Funds, and
Chief Operating Officer, Putnam Mutual
Funds)


THOMAS E. STITZEL
Business Consultant and Chartered
Financial Analyst (formerly Professor of
Finance, College of Business, Boise State
University)


THOMAS C. THEOBALD
Managing Director, William Blair Capital
Partners (formerly Chief Executive
Officer and Chairman of the Board of
Directors, Continental Bank Corporation)


ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco
Group, Inc. and author and speaker on
educational systems needs (formerly
General Manager, Global Education
Industry, and President, Applications
Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Money Market Fund is:


Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.


ANNUAL REPORT:
LIBERTY MONEY MARKET FUND

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

--------------------------------------------------------------------------------
                              [LIBERTY FUNDS LOGO]
--------------------------------------------------------------------------------

ALL-STAR  INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

COLONIAL  FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

CRABBE
HUSON     A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.

NEWPORT   A LEADER IN INTERNATIONAL INVESTING. (SM)

STEIN ROE
ADVISOR   INNOVATIVE SOLUTIONS FOR GROWTH AND INCOME INVESTING.

KEYPORT   A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.


Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.


--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND  ANNUAL REPORT
--------------------------------------------------------------------------------

[LIBERTY FUNDS LOGO]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

Liberty Funds Distribution, Inc. (c) 2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com

--------------
 PRSRT STD
U.S. POSTAGE
    PAID
HOLLISTON, MA
PERMIT NO. 20
--------------

                                                757-02/532G-0601 (07/01) 01/1460